RESERVES (Tables)	6 Months Ended
Dec. 31, 2024
RESERVES [Abstract]
Reserves	Reserves
	December 31, 2024 US$	June 30, 2024 US$
Share based payments reserve	6,940,381	13,440,265
Foreign currency translation reserve	(6,070,492)	(1,178,258)
Total reserves	869,889	12,262,007

Movements Share-based Payments Reserve
Movements in share based payments reserve

	No. of Unlisted Options	No. of Performance Rights	No. of RSUs	US$
December 31, 2024
Opening balance at July 1, 2024	11,749,372	27,469,335	4,377,034	13,440,265
Grant of employee incentive securities	-	1,815,000	195,076	-
Exercise of options	(900,000)	-	-	-
Conversion of RSUs	-	-	(476,494)	(349,032)
Conversion of rights	-	(22,273,335)	-	(13,059,033)
Lapse of rights	-	(90,000)	-	-
Share-based payments expense	-	-	-	6,908,182
Closing balance at December 31, 2024	10,849,372	6,921,000	4,095,616	6,940,382

December 31, 2023
Opening balance at July 1, 2023	23,011,372	28,746,000	824,371	15,004,052
Grant of employee incentive securities	-	3,921,000	405,124	-
Exercise of options	(9,362,000)	-	-	(1,388,649)
Conversion of RSUs	-	-	(341,461)	(225,735)
Conversion of rights	-	(21,000)	-	(15,059)
Issue of shares to a consultant	-	-	-	(75,000)
Share-based payments expense	-	-	-	1,108,090
Closing balance at December 31, 2023	13,649,372	32,646,000	888,034	14,407,699